Accrued Stock-Based Consulting Expenses Due to Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accrued Stock-based Consulting Expenses Due To Related Party
Accrued Stock-Based Consulting Expenses Due to Related Party

9. Accrued Stock-Based Consulting Expenses Due to Related Party

At June 30, 2023, there were no Accrued stock-based consulting expenses due to related party. At December 31, 2022, Accrued stock-based consulting expenses were $3.6 million. Accrued stock-based consulting expenses were related to consulting fees due to our newly established related party, Aggia, for Sadot Agri-Foods operations. See Note 18 – Related party transactions for details. Based on the servicing agreement with Aggia, the consulting fees were calculated at approximately 80.0% of the Net income generated by the Sadot Agri-Foods business segment. For the three and six months ended June 30, 2023, $1.1 million and $4.4 million are also recorded as Stock-based consulting expense in the accompanying Unaudited Condensed Consolidated Statements of Operations. The Stock-based consulting expense that was due to related party was paid in stock in 2023.

NOTE 9 –ACCRUED STOCK-BASED CONSULTING EXPENSES

At December 31, 2022, Accrued stock-based consulting expenses was $3,601,987. Accrued stock-based consulting expenses are related to consulting fees due to Aggia for Sadot operations. Based on the servicing agreement with Aggia, the consulting fees are calculated at approximately 80% of the Net income generated by the Sadot business segment. For the year ended December 31, 2022, $3,601,987 is also recorded as Stock-based consulting expense in the accompanying Consolidated Statements of Operations. The Stock-based consulting expense is expected to be paid in stock in 2023.

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS